Share-Based and Unit-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Summary of Share-based Compensation Expense
The following table summarizes share-based compensation expense recognized for our share-based awards (in millions):

	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022
Share-based compensation expense from continuing operations	$13.9	$14.1	$23.4
Share-based compensation expense from discontinued operations	$1.2	$1.0	$0.5
Total share-based compensation expense	$15.1	$15.1	$23.9

Summary of RSU Activity
The following table summarizes RSU and PSU activity under the 2021 Incentive Plan for the years ended December 31, 2024, December 31, 2023, and December 31, 2022 (in thousands, except per unit data):

RSUs and PSUs	Number of Shares	Weighted Average Remaining Contractual Term (years)	Weighted Average Grant Date Fair Value	Aggregate Intrinsic Value
Outstanding as of December 31, 2021	86	1.51	$229.50
Granted	615		$98.50	$60,583
Forfeited	(76)		$124.75
Vested	(74)		$205.00
Outstanding as of December 31, 2022	551	2.05	$101.25
Granted	338		$37.25	$12,596
Forfeited	(152)		$70.75
Vested	(216)		$95.50
Outstanding as of December 31, 2023	521	1.38	$69.75
Granted	1,511		$14.32	$21,951
Forfeited	(227)		$51.10
Vested	(385)		$54.04
Outstanding as of December 31, 2024	1,421	1.36	$18.17

Summary of PSU Activity
The following table summarizes RSU and PSU activity under the 2021 Incentive Plan for the years ended December 31, 2024, December 31, 2023, and December 31, 2022 (in thousands, except per unit data):

RSUs and PSUs	Number of Shares	Weighted Average Remaining Contractual Term (years)	Weighted Average Grant Date Fair Value	Aggregate Intrinsic Value
Outstanding as of December 31, 2021	86	1.51	$229.50
Granted	615		$98.50	$60,583
Forfeited	(76)		$124.75
Vested	(74)		$205.00
Outstanding as of December 31, 2022	551	2.05	$101.25
Granted	338		$37.25	$12,596
Forfeited	(152)		$70.75
Vested	(216)		$95.50
Outstanding as of December 31, 2023	521	1.38	$69.75
Granted	1,511		$14.32	$21,951
Forfeited	(227)		$51.10
Vested	(385)		$54.04
Outstanding as of December 31, 2024	1,421	1.36	$18.17

Summary of Unit-Based Compensation Expense	Unit-based compensation expense for the years ended December 31, 2023 and December 31, 2022, was as follows (in thousands):

Type of unit	Year Ended December 31, 2023	Year Ended December 31, 2022
Common incentive unit	$1,345	$3,663
Participation unit	(49)	(3,291)
Total	$1,296	$372

Summary of Incentive Unit Activity
The following table summarizes incentive unit activity under the Opco Plan for the years ended December 31, 2024 and December 31, 2023 (in thousands, except per unit data):

Incentive Units	Number of Incentive Units	Weighted Average Remaining Contractual Term (years)	Weighted Average Grant Date Fair Value	Aggregate Intrinsic Value
Outstanding as of December 31, 2021	654	1.79	$157.50	$133,240
Granted	—
Forfeited	(13)
Exchanged	(309)
Outstanding as of December 31, 2022	332	0.79	$157.50	$67,635
Granted	—
Forfeited	—
Exchanged	(23)
Outstanding as of December 31, 2023	309	0	$166.75	$51,467
Granted	—
Forfeited	—
Exchanged	(22)
Outstanding as of December 31, 2024	287	0	$166.75	$47,867

Summary of Valuation Assumptions
The inputs used in the models to estimate the fair value of the common incentive units and participation units granted in 2022 are summarized as follows:

Dividend yield	—%
Risk-free interest rate	0.06% - 0.36%
Expected volatility	51.00% - 53.00%
Expected term (years)	0.50 - 2.00
Discount for lack of marketability	0.082